Capital management and fair values of financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Capital management and fair values of financial instruments	Fair values of financial instruments
a.Financial instruments – Classification and fair values
Financial Instruments are classified into the following categories:
•    Amortized cost;
•    Fair value through other comprehensive income (FVOCI); and
•    Fair value through profit or loss (FVTPL).
The fair value of a financial asset or liability is measured using one of three approaches below, weighting the levels of the fair value hierarchy as follows:
•    Level 1 – instruments with prices traded in the active market;
•    Level 2 – using financial valuation techniques, weighing data and market variables; and
•    Level 3 – uses meaningful variables that are not based on market data.
The following table sets forth the breakdown of financial assets and liabilities according to the accounting classification. It also shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy. It does not include information on the fair value of financial assets and liabilities, when the carrying amount is a reasonable approximation of the fair value.

As of December 31, 2024
Financial assets	Level 1	Level 2	Level 3	Fair value	Carrying amount
Amortized cost	—	—	—	—	47,529,290
Loans and advances to customers, net of provisions for expected credit losses	—	—	—	—	33,327,355
Amounts due from financial institutions	—	—	—	—	6,194,960
Deposits at Central Bank of Brazil	—	—	—	—	5,285,402
Cash and cash equivalents	—	—	—	—	1,108,394
Brazilian government securities	—	—	—	—	1,189,489
Securities issued by financial institutions	—	—	—	—	423,690

Fair value through profit or loss	648,194	725,640	—	1,373,834	1,373,834
Brazilian government securities	432,316	32,081	—	464,397	464,397
Securities issued by financial institutions	15,987	374,000	—	389,987	389,987
Investment funds shares	199,891	93,322	—	293,213	293,213
Bonds and shares issued by non-financial companies	—	226,237	—	226,237	226,237

Derivative financial assets	—	563	—	563	563
Derivative financial assets	—	563	—	563	563

Fair value through other comprehensive income	16,413,025	4,499,513	—	20,912,538	20,912,538
Brazilian government securities	16,183,821	—	—	16,183,821	16,183,821
Securities issued abroad	229,204	3,600,898	—	3,830,102	3,830,102
Investment funds shares	—	706,022	—	706,022	706,022
Securities issued by financial institutions	—	158,713	—	158,713	158,713
Bonds and shares issued by non-financial companies	—	33,880	—	33,880	33,880
Total	17,061,219	5,225,716	—	22,286,935	69,816,225

Financial liabilities	Level 1	Level 2	Level 3	Fair value	Carrying amount
Amortized cost	—	—	—	—	64,141,949
Liabilities with customers	—	—	—	—	42,803,229
Liabilities with financial and similar institutions	—	—	—	—	11,319,577
Securities issued	—	—	—	—	9,890,219
Borrowings and on-lending	—	—	—	—	128,924

Derivative financial liabilities	—	70,048	—	70,048	70,048
Derivative financial liabilities	—	70,048	—	70,048	70,048

Total	—	70,048	—	70,048	64,211,997

As of December 31, 2023
Financial assets	Level 1	Level 2	Level 3	Fair value	Carrying amount
Amortized cost	—	—	—	—	39,700,334
Loans and advances to customers, net of provisions for expected credit losses	—	—	—	—	27,900,543
Cash and cash equivalents	—	—	—	—	4,259,379
Amounts due from financial institutions	—	—	—	—	3,718,506
Deposits at Central Bank of Brazil	—	—	—	—	2,664,415
Brazilian government securities	—	—	—	—	665,413
Securities issued by financial institutions	—	—	—	—	492,078

Fair value through profit or loss	451,946	1,026,654	—	1,478,600	1,478,600
Bonds and shares issued by non-financial companies	60	629,237	—	629,297	629,297
Securities issued by financial institutions	447,912	—	—	447,912	447,912
Investment funds shares	3,974	354,358	—	358,332	358,332
Brazilian government securities	—	43,059	—	43,059	43,059

Derivative financial assets	—	4,238	—	4,238	4,238
Derivative financial assets	—	4,238	—	4,238	4,238

Fair value through other comprehensive income	13,560,072	671,949	—	14,232,021	14,232,021
Brazilian government securities	13,560,072	—	—	13,560,072	13,560,072
Bonds and shares issued by non-financial companies	—	671,949	—	671,949	671,949
Total	14,012,018	1,702,841	—	15,714,859	55,415,193

Financial liabilities	Level 1	Level 2	Level 3	Fair value	Carrying amount
Amortized cost	—	—	—	—	50,376,543
Liabilities with customers	—	—	—	—	32,651,620
Liabilities with financial and similar institutions	—	—	—	—	9,522,469
Securities issued	—	—	—	—	8,095,042
Borrowing and on-lending	—	—	—	—	107,412

Derivative financial liabilities	—	15,063	—	15,063	15,063
Derivative financial liabilities	—	15,063	—	15,063	15,063

Total	—	15,063	—	15,063	50,391,606
The methodology used to measure financial assets and liabilities classified as “Level 2” uses information that is observable for the asset or liability at market; (i) from observations of the quoted price of similar items in an active market; (ii) identical items in a non-active market; or (iii) from other information extracted from related markets.
During the period ended December 31, 2024, there were no change in the measurement method of financial assets and liabilities that entailed reclassification of financial assets and liabilities among the different levels of the fair value hierarchy.